Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index Income Fund	Sep. 08, 2023
Fidelity Freedom Index Income Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	3.80%
Annual Return 2017	6.73%
Annual Return 2018	(0.80%)
Annual Return 2019	10.68%
Annual Return 2020	8.59%
Annual Return 2021	2.85%
Annual Return 2022	(11.08%)
Fidelity Freedom Index Income Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020